Summary of Significant Accounting Policies and Nature of Business (Policies)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation

Principles of Consolidation. The consolidated financial statements include the accounts of Axiall Corporation (“Axiall,” the “Company,” “we,” “us” or “our”) and its consolidated subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. Investments in unconsolidated affiliates, which are 50 percent owned and do not otherwise meet consolidation requirements, are accounted for using the equity method. Investments in unconsolidated affiliates, which are less than 20 percent owned, are accounted for under the cost method. Certain prior period amounts have been reclassified to conform to the current period’s presentation.

Sale of Aromatics Business-Discontinued Operations.

Sale of Aromatics Business-Discontinued Operations. On September 30, 2015, the Company entered into and consummated the transactions contemplated by an asset purchase agreement (the “Asset Purchase Agreement”) between INEOS Americas LLC (“INEOS”) and Axiall LLC, a wholly-owned subsidiary of the Company. Pursuant to the Asset Purchase Agreement, INEOS acquired certain assets used in the Company’s aromatics business, including but not limited to, its cumene production facility located in Pasadena, Texas. The Company retained the land and plant at its phenol, acetone and alpha-methylstyrene production facility located in Plaquemine, Louisiana (the “Plaquemine Phenol Facility”), which is part of a broader set of other Axiall chemical manufacturing facilities located in Plaquemine. In addition, the Company retained the following assets associated with its aromatics business: (i) cash and cash equivalents; (ii) accounts receivable; and (iii) inventory, other than certain raw materials and work-in-process inventory at its Pasadena facility. The Company has discontinued the manufacture of products at its Plaquemine Phenol Facility and expects to dismantle and shutdown that facility. The Company concluded that it met the accounting requirements for reporting the financial position, results of operations and cash flows of its former aromatics business as discontinued operations when the sale was consummated. Refer to Note 3 for additional information relating to this sale of our aromatics business assets.

The accompanying consolidated balance sheets, statements of operations and statements of cash flows as of and for the years ended December 31, 2015, 2014 and 2013, and the related Notes to the Consolidated Financial Statements have been adjusted to reflect the presentation of the financial position, results of operations and cash flows of the former aromatics business as discontinued operations. The adjustments did not impact the Company’s consolidated net income (loss) attributable to Axiall.

Deferred Debt Issuance Costs

Deferred Debt Issuance Costs. During the year ended December 31, 2015, the Company retrospectively adopted the provisions of Accounting Standards (“ASU” or “Update”) 2015-03 – Interest-Imputation of Interest. The amendments in this Update simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability to be presented on the balance sheet as a direct deduction from the carrying amount of the related debt liability, similar to the accounting treatment for debt discounts. The Company did not reclassify debt issuance costs related to its asset-based revolving credit facility (the “ABL Revolver”) as there was no outstanding balance for the ABL Revolver as of December 31, 2015 and will not reclassify such costs in future periods if a balance exists. All other debt issuance costs were reclassified from “other assets” in our consolidated balance sheets to a contra account to offset the respective debt instruments. Deferred debt issuance costs are amortized to interest expense using the effective interest rate method over the term of the related debt instruments. Refer to Note 5 for additional information relating to the adoption of this ASU.

Nature of Operations

Nature of Operations. We are a leading North American manufacturer and international marketer of chemicals and building products. Our chlorovinyls segment produces a highly integrated chain of chlor-alkali and derivative products (chlorine, caustic soda, vinyl chloride monomer (“VCM”), vinyl resins, ethylene dichloride, chlorinated solvents, calcium hypochlorite, and muriatic acid (“HCL”)) and compound products (vinyl compounds and compound additives and plasticizers). Our building products segment manufactures and distributes interior and exterior trim and mouldings products, deck products, siding, pipe and pipe fittings. Our vinyl-based home improvement and building products are marketed under the Royal Building Products®, Celect® – a Cellular Siding Collection, Zuri Premium Decking®, Kor Flo®, Royal S4S Trim Board® and Exterior Portfolio® brand names.

Use of Estimates

Use of Estimates. Management is required to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes prepared in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents. Marketable securities that are highly liquid with an original maturity of 90 days or less are considered to be the equivalent of cash for the purpose of financial statement presentation.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts. We grant credit to customers under credit terms that are customary in the industry and based on the creditworthiness of the customer and generally do not require collateral. We also provide allowances for cash discounts and doubtful accounts based on contract terms, historical collection experience, periodic evaluations of the aging of accounts receivable and specific collectability analysis. Individual accounts are written-off once we have determined we have exhausted our collection efforts and the account is deemed not collectable. Activity in our allowance for doubtful accounts during the years ended December 31, 2015, 2014 and 2013 is set forth in the table below:

(In millions)	Balance at beginning of period	Charged to costs and expenses, net of recoveries	Charged to other accounts (1)	Deductions (2)	Balance at end of period
2015
Allowance for doubtful accounts	$4.9	$1.6	$(0.1)	$(0.5)	$5.9

2014
Allowance for doubtful accounts	4.2	0.9	(0.1)	(0.1)	4.9

2013
Allowance for doubtful accounts	2.1	2.8	—	(0.7)	4.2

(1)	Represents the foreign currency translation due to the change in exchange rate during the period.
(2)	Accounts receivable balances written off during the period, net of recoveries.

Inventories

Inventories. Inventories are valued at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method for the majority of inventory and the weighted average cost method for the remainder. Costs include raw materials, direct labor and manufacturing overhead. Net realizable value is based on the estimated sales price in the ordinary course of business, less reasonably predictable cost of completion, disposal, and transportation. At December 31, 2015 and 2014, we had approximately $12.3 million and $17.3 million, respectively, of inventory on consignment.

Property, Plant and Equipment

Property, Plant and Equipment. Property, plant and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred, and major renewals and improvements are capitalized. Interest expense attributable to funds used in financing the construction of major plant and equipment is capitalized. Interest cost capitalized during the years ended December 31, 2015, 2014 and 2013 was $1.1 million, $1.5 million and $0.7 million, respectively. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Depreciation expense totaled approximately $166.4 million, $157.1 million and $132.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015, the estimated useful lives of our assets are as follows:

Buildings	27-39 years
Land improvements	15-25 years
Chemical manufacturing plants	25 years
Machinery and equipment	2-25 years
Dies and moulds	3-10 years
Office furniture and equipment	2-10 years
Computer equipment and software	3-10 years

Long-Lived Assets

Long-Lived Assets. Our long-lived assets consist of property, plant and equipment, as well as intangible assets with definite lives. Our intangible assets with definite-lives include customer relationships, supply contracts, technology, and trade names that are identified during acquisitions. Long-lived assets are amortized on a straight-line basis over their estimated useful lives. Our long-lived assets are reviewed for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The evaluation is performed at the lowest level of identifiable cash flows. If our undiscounted cash flows do not exceed the carrying value and the carrying value of the asset exceeds its estimated fair value, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds its estimated fair value. Assets held for sale are recorded at the lower of the carrying value or fair value, less costs to sell, and are no longer depreciated.

Indefinite-Lived Intangible Assets

Indefinite-Lived Intangible Assets. Our indefinite-lived intangible assets consist only of trade names. The fair values of our trade names are estimated based on the relief from royalty method under the income approach, using a discounted cash flow analysis.

Goodwill	Goodwill. Goodwill is the excess of cost of an acquired entity over the amounts specifically assigned to assets acquired and liabilities assumed in acquisition accounting for business combinations.
Valuation of Goodwill and Indefinite-Lived Intangible Assets

Valuation of Goodwill and Indefinite-Lived Intangible Assets: The carrying values of our goodwill and indefinite-lived intangible assets are tested for impairment annually in the fourth quarter, using a measurement date of October 1. In addition, we evaluate the carrying value of these assets for impairment between annual impairment tests if an event occurs or circumstances change that would indicate the carrying value may be impaired. Such events and indicators may include, without limitation, significant declines in industries in which our products are used, significant changes in the estimated future cash flows of our reporting units, significant changes in capital market conditions and significant changes in our market capitalization. Certain factors including but not limited to a sustained decline in our market capitalization below our book value or prolonged deterioration in our industry or market conditions could lead us to determine, in a future period, that an impairment test would be required and result in an impairment charge, which could have a negative impact on our result of operations.

Impairment testing for goodwill is a two-step test performed at a reporting unit level. The first step (“Step-1”) of the impairment analysis involves comparing the fair value of the reporting unit to its book value, including goodwill. If the fair value of the reporting unit exceeds the book value, goodwill is not considered impaired. If the book value exceeds the fair value, the second step (“Step-2”) of the impairment analysis is performed, in which we measure the amount of impairment. Our goodwill evaluations utilize discounted cash flow analyses and market multiple analyses in estimating fair value. The weighting of the discounted cash flow and market approaches varies by each reporting unit based on factors specific to each reporting unit. Inherent in our fair value determinations are certain judgments and estimates relating to future cash flows, including our interpretation of current economic indicators and market conditions, overall economic conditions and our strategic operational plans with regard to our business units. To the extent that significant changes occur in market conditions, overall economic conditions or our strategic operational plan, it is possible that goodwill not currently impaired, may become impaired in the future. Refer to Note 8 of the Notes to the Consolidated Financial Statements.

Other Assets

Other Assets. Other assets primarily consist of deferred income tax assets, investments, and assets held for sale. Our 20-percent to 50-percent owned investments are accounted for under the equity method of accounting and our investments that are less than 20-percent owned are accounted for under the cost method.

Warranty Costs

Warranty Costs. We provide warranties for certain building products against defects in material, performance and workmanship. We accrue for warranty claims at the time of sale based on historical warranty claims experience. Our warranty liabilities are included in other accrued liabilities and other non-current liabilities in the consolidated balance sheets. Activity in our warranty liabilities for the years ended December 31, 2015, 2014 and 2013 is as follows:

(In millions)	2015	2014	2013
Beginning balance, January 1,	$13.5	$12.6	$13.6
Warranty provisions	4.4	4.3	4.2
Foreign currency translation loss	(1.3)	(0.5)	(0.4)
Warranty claims paid	(1.4)	(2.9)	(4.8)

Ending balance, December 31,	$15.2	$13.5	$12.6

Self-Insurance Accruals

Self-Insurance Accruals. We are self-insured up to certain limits for costs associated with workers’ compensation and employee group medical coverage, as well as for our general liability and property and casualty coverage. Liabilities for insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of estimates of incurred, but not reported claims. These accruals are included in other current liabilities and other non-current liabilities in the accompanying consolidated balance sheets. We also use information provided by independent consultants to assist in the determination of estimated accruals. In estimating these costs, we consider historical loss experience and make judgments about the expected levels of costs per claim.

Loss Contingencies

Loss Contingencies. In the normal course of business, we are involved in legal proceedings and other matters that may result in loss contingencies. We accrue a liability for such matters when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated.

Derivative Financial Instruments

Derivative Financial Instruments. The Company is directly and indirectly affected by changes in certain market conditions and market risks. When deemed appropriate, we use derivatives as a risk management tool to mitigate the potential impact of certain market risks. The primary market risks that may be managed by the Company through the use of derivative instruments are foreign currency exchange rate risk, commodity price risk and interest rate risk. As an integral part of our risk management program, we may manage our financial exposures to reduce the potentially adverse effect that the volatility of the commodity markets may have on our operating results. We do not engage in speculative transactions nor do we hold or issue financial instruments for trading purposes.

All derivative financial instruments are carried at fair value in our consolidated balance sheets. If the derivative financial instrument qualifies for hedge accounting treatment, changes in the fair value are either offset against the change in fair value of assets, liabilities or firm commitments through earnings or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings.

We also enter into derivative financial instruments that are designed to hedge risks but are not designated as hedging instruments. Changes in the fair value of these non-designated hedging instruments are adjusted to fair value through earnings in our consolidated statements of operations.

We formally document hedging instruments and hedging transactions, as well as our risk management objective and strategy for undertaking hedged transactions. This process includes linking derivative financial instruments that are designated as cash flow hedges to specific assets or liabilities on the consolidated balance sheet or linking derivatives to forecasted transactions. We also formally assess, both at inception and on an ongoing basis, whether the derivative financial instruments used in hedging transactions are highly effective in offsetting changes in the fair value or cash flows of hedged transactions. When it is determined that a derivative is not highly effective or the derivative is expired, sold, terminated, exercised, discontinued, or otherwise settled because it is unlikely that a forecasted transaction will occur, we discontinue the use of hedge accounting for that specific hedge derivative financial instrument.

Pension Plans and Other Post-Retirement Employment Benefit ("OPEB") Plans

Pension Plans and Other Post-Retirement Employment Benefit (“OPEB”) Plans. Accounting for employee pension and OPEB plans involves estimating the cost of benefits that are to be provided in the future and attempting to match, for each employee, that estimated cost to the period worked. To accomplish this, we make assumptions about discount rates, expected long-term rates of return on plan assets, salary increases, employee turnover and mortality rates, amongst others. We reevaluate all assumptions annually with our independent actuaries taking into consideration existing and forecasted economic conditions and our investment policy and strategy with regard to managing the plans. We believe our estimates, the most significant of which are presented in Note 14 to the Notes to the Consolidated Financial Statements, to be reasonable.

During the year ended December 31, 2015, the Company changed the accounting method used to estimate the interest and service cost components of net periodic cost for its U.S. Pension and OPEB plans. See Note 14 for a discussion of this change.

Asset Retirement Obligations

Asset Retirement Obligations. We account for asset retirement obligations based on the fair value of a liability for an asset retirement obligation and recognize it in the period in which it is incurred and capitalized as part of the carrying value of the long-lived asset. When a liability is initially recorded, we capitalize the cost by increasing the carrying value of the related long-lived asset. The liability is accreted to its future value each period, and the capitalized cost is depreciated over the estimated useful life of the related asset. Upon settlement of the liability, a gain or loss is recorded. As of December 31, 2015, we had $0.3 million and $31.6 million of asset retirement obligations recorded as other current, and other non-current liabilities, respectively, in the consolidated balance sheets and nil and $26.4 million recorded as other current, and other non-current liabilities, respectively, as of December 31, 2014.

Share-Based Compensation

Share-Based Compensation. Share-based payments to employees and non-employee directors, including grants of stock options, restricted stock units and director deferred shares, are recognized in the consolidated financial statements based on their respective fair values at the grant date. The Company recognizes the cost of all share-based awards on a straight-line basis over the vesting or service period of the award plus any incremental costs related to specialized vesting periods. Tax benefits relating to excess share-based compensation deductions are presented in the consolidated statements of cash flows as a financing activity cash inflow.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions. Our subsidiaries that operate outside the United States use their local currency as the functional currency. The functional currency is translated into United States dollars using the month-end exchange rates in effect as of the balance sheet date for balance sheet accounts and using the month-end average exchange rate of each respective period for revenue and expense accounts. The translation adjustments are deferred as a separate component of stockholders’ equity, within accumulated other comprehensive income (loss), net of tax where applicable. Gains or losses resulting from transactions denominated in foreign currencies are reported in the same financial statement captions as the underlying transactions in the consolidated statements of operations. The year-over-year fluctuations in foreign currency translation gains and losses are due to both the volume of foreign currency denominated transactions and the volatility in the underlying exchange rates.

Revenue Recognition

Revenue Recognition. We recognize revenue when the following four basic criteria have been met: (i) persuasive evidence of an arrangement exists; (ii) the price is fixed or determinable; (iii) collectability is reasonably assured; and (iv) product delivery has occurred. We recognize revenue as products are shipped based on free on board (“FOB”) terms when title passes to customers, and the customer takes ownership and assumes the risk of loss.

Sales Incentives

Sales Incentives. We offer sales incentives, primarily in the form of volume rebates and advertising allowances, to our customers which are classified as a reduction of net sales and are calculated based on the contractual terms of customer contracts. We accrue for these sales incentives based on the contractual terms and our historical experience.

Shipping Costs	Shipping Costs. All amounts billed to a customer in a sale transaction related to shipping are classified as revenue. Shipping costs are included in cost of goods sold.
Selling General and Administrative Expenses

Selling General and Administrative Expenses. Amounts presented as selling, general and administrative expenses in the accompanying consolidated statements of operations are comprised of selling, customer service and costs of providing functional support in areas such as finance, law, human resources and planning.

Advertising Costs

Advertising Costs. Advertising costs and promotion expenses generally relate to our vinyl-based building products marketed under the Royal Building Products®, Celect® – a Cellular Siding Collection, Zuri Premium Decking®, Kor Flo®, Royal S4S Trim Board® and Exterior Portfolio® brand names and are charged to earnings during the period in which they are incurred. Advertising and promotion expenses are included in selling, general and administrative expenses and were $16.0 million, $16.8 million and $11.9 million, in the years ended December 31, 2015, 2014 and 2013, respectively.

Environmental Expenditures

Environmental Expenditures. Environmental expenditures related to current operations or future revenues are expensed or capitalized, consistent with our capitalization policy. Expenditures that relate to an existing condition caused by past operations and do not contribute to future revenues are expensed in the period incurred.

We monitor our estimate for reasonably possible environmental contingencies on a quarterly basis to determine if any of the reasonably possible environmental contingencies have become probable and estimable during the current quarter. It is our policy to accrue material expenses for environmental contingencies when management believes losses from the particular contingencies are probable and estimable. Reserves for environmental liabilities do not include any potential offsets related to claims against third parties.

Income Taxes

Income Taxes. Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying value of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We evaluate the realizability of deferred tax assets by assessing whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income and tax-planning strategies available to us in making this assessment. If it is not more likely than not that we will realize a deferred tax asset, we record a valuation allowance against such asset. We use a similar evaluation for determining when to release previously recorded valuation allowances. We recognize tax benefits for uncertain tax positions when it is more likely than not, based upon the technical merits, that the position will be sustained upon examination. Uncertain tax positions and any related interest expense and penalties are recorded as a component of income tax expense in the consolidated statements of operations.